Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings per Share

11. Earnings per share of QTS

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share adjusts basic income (loss) per share for the effects of potentially dilutive common shares.

	Three Months Ended	Nine Months Ended
(in thousands, except per share data)	September 30, 2014	September 30, 2014
Net income available to common stockholders	$3,157	$10,445
Weighted average shares outstanding—basic	29,017	29,007
Net income per share—basic	$0.11	$0.36

Net income	$4,006	$13,255
Weighted average shares outstanding—diluted (1)	37,252	37,040
Net income per share—diluted	$0.11	$0.36

(1) Includes 8,104 and 7,939 units of the Operating Partnership as of the three and nine months ended September 30, 2014, respectively.

13.    Earnings per share of QTS Realty Trust, Inc.

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share adjusts basic income (loss) per share for the effects of potentially dilutive common shares, if the effect is not antidilutive.

(in thousands, except per share data)	For the period October 15, 2013 through December 31, 2013
Net income available to common stockholders...................................................................................................................................................................	$ 3,154
Weighted average shares outstanding—basic.....................................................................................................................................................................	28,973
Net income per share—basic...........................................................................................................................................................................................	$ 0.11
Net income...	$ 4,002
Weighted average shares outstanding—diluted(1)...............................................................................................................................................................	36,794
Net income per share—diluted.........................................................................................................................................................................................	$ 0.11

(1)Includes 7,821 shares of the Operating Partnership.

Qualitytech, LP [Member]
Earnings per Share

11. Earnings per share of QTS

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share adjusts basic income (loss) per share for the effects of potentially dilutive common shares.

	Three Months Ended	Nine Months Ended
(in thousands, except per share data)	September 30, 2014	September 30, 2014
Net income available to common stockholders	$3,157	$10,445
Weighted average shares outstanding—basic	29,017	29,007
Net income per share—basic	$0.11	$0.36

Net income	$4,006	$13,255
Weighted average shares outstanding—diluted (1)	37,252	37,040
Net income per share—diluted	$0.11	$0.36

(1) Includes 8,104 and 7,939 units of the Operating Partnership as of the three and nine months ended September 30, 2014, respectively.

13.    Earnings per share of QTS Realty Trust, Inc.

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share adjusts basic income (loss) per share for the effects of potentially dilutive common shares, if the effect is not antidilutive.

(in thousands, except per share data)	For the period October 15, 2013 through December 31, 2013
Net income available to common stockholders...................................................................................................................................................................	$ 3,154
Weighted average shares outstanding—basic.....................................................................................................................................................................	28,973
Net income per share—basic...........................................................................................................................................................................................	$ 0.11
Net income...	$ 4,002
Weighted average shares outstanding—diluted(1)...............................................................................................................................................................	36,794
Net income per share—diluted.........................................................................................................................................................................................	$ 0.11

(1)Includes 7,821 shares of the Operating Partnership.